Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Contingencies

(4) Contingencies

Lawsuits may occur in the ordinary course of business. The Company evaluates such lawsuits and proceedings on a case-by-case basis, and its policy is to vigorously contest any such claims that it believes are without merit.

On October 15, 2012 Telecomm Innovations LLC filed a complaint against Zoom Telephonics and at least 23 other companies including Dell Inc., various dial-up modem producers, and many fax machine producers.  The only named Zoom product was Zoom’s Model 3095 dial-up modem, and we believe that this has a license through Conexant for the two patents mentioned in the complaint.  However, other Zoom dial-up modem products may be subject to the complaint, and a small percentage of these did not use Conexant chipsets.  It is impossible to assess the potential cost and senior management distraction associated with this complaint or with future complaints or suits that may occur.

On February 6, 2013 Voice Integration Technologies filed a complaint against Zoom Telephonics alleging infringement of U.S. Patent No. 7,127,048 (the “‘048 Patent”), entitled “Systems and Methods for Integrating Analog Voice Service and Derived POTS Voice Service in a Digital Subscriber Line Environment.”  The products subject to the complaint include Zoom ADSL X6v models 5695 and 5697.  Zoom has not sold many of this type of product during its entire history; so Zoom believes the risk from this complaint is likely to be small.

(a)  Lease Obligations

Since 1983 the Company’s headquarters has been near South Station in downtown Boston at 201 and 207 South Street. In December 2006, the Company sold its owned headquarters buildings in Boston, Massachusetts and leased back 25,200 square feet for two years expiring December 2008. In November 2008 the Company signed a lease amendment for its headquarters’ offices in Boston in the existing building for approximately 14,400 square feet for three years with a six month termination option starting July 1, 2010. In May 2010 the Company signed a second lease amendment extending the term of the lease to April 30, 2016 with a six month termination option starting December 1, 2011. In December 2011 the Company signed a third lease amendment reducing the Company lease space by 3,800 square feet effective June 1, 2012, with a proportionate decrease in lease expense.

In August 1996 the Company entered into a lease for a 77,428 square feet manufacturing and warehousing facility at 645 Summer Street, Boston, MA. The term of this lease expired in August 2006 and the Company began the planned move of its manufacturing and warehousing facility to Tijuana, Mexico. In August 2006 the Company signed a lease for a 35,575 square foot manufacturing and warehousing facility in Tijuana, Mexico with an initial lease term from October 2006 to May 2007, with five two-year options thereafter.  In February 2007 the Company renegotiated the first renewal term and signed a one-year extension starting in May 2007, with five two-year options thereafter. The Company signed another one-year extension starting in May 2008.  In March 2009 the Company signed a one-year lease with one one-year option for a smaller facility for lower cost. In March 2011 the Company signed a one-year lease extension starting May 1, 2011, with three one-year renewal options thereafter. In April 2012 the Company exercised the first of three renewal options, with no change in lease cost.

In September 2005 the Company entered into a two year office lease consisting of 2,400 square feet at 2 Kings Road, Fleet, Hants, U.K. for its U.K. sales office.  In September 2007 the lease was continued on a month-to-month basis with a 3 month cancellation notice required by the Company or the landlord. In September 2008 the Company signed an Office Service Agreement, which is an office rental agreement, rather than a lease. The rent is paid monthly, with a three month cancellation notice period.  The Company cancelled its Office Service Agreement effective October 31, 2011. The Company’s two U.K. employees now work from home.

Rent expense for all of the Company's leases was $350,998 in 2011 and $295,797 in 2012.

As of December 31, 2012, the Company's estimated future minimum committed rental payments, excluding executory costs, under the operating leases described above to their expiration or the earliest possible termination date, whichever is sooner, are $275,623 for 2013, $246,019 for 2014, and $240,267 for 2015.

(b)  Contingencies

The Company is party to various lawsuits and administrative proceedings arising in the ordinary course of business. The Company evaluates such lawsuits and proceedings on a case-by-case basis, and its policy is to vigorously contest any such claims which it believes are without merit. The Company's management believes that the ultimate resolution of such matters will not materially and adversely affect the Company's business, financial position, results of operations or cash flows.

Under the terms of the Separation and Distribution Agreement and the Share Exchange Agreement dated January28, 2009, we agreed to indemnify Leimone United after the spin-off with respect to representation and warranties in suchagreements and taxes related to the pre-distribution period. We are not aware of any existing indemnification obligations at this time, but any such indemnification obligations that may arise in the future could be significant. Our ability to satisfy these indemnities, if called upon to do so, will depend upon our future financial strength. We cannot determine whether we will have to indemnify Leimone United or Gold Lion for any substantial obligations.